T. ROWE PRICE U.S. Treasury Long-Term Index Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 2.2%
U.S. Government Obligations
2.2%
Government National Mortgage Assn.
3.00%, 1/20/35 - 5/20/35  3,484 3,214
6.00%, 8/20/34 - 11/15/39  178 185
6.50%, 8/15/28  — —
7.00%, 11/20/23 - 1/20/24  — —
8.50%, 10/20/24  1 1
Government National Mortgage Assn., CMO, 2.50%, 1/20/50  5,307 4,441
Government National Mortgage Assn., TBA (1)
4.50%, 9/20/53  24,905 23,734
5.00%, 9/20/53  24,385 23,728
5.50%, 9/20/53  23,945 23,702
6.00%, 9/20/53  23,575 23,651
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $103,223) 102,656
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 97.3%
U.S. Treasury Obligations
97.3%
U.S. Treasury Bonds, 1.125%, 5/15/40  77,746 48,081
U.S. Treasury Bonds, 1.125%, 8/15/40  252,438 154,855
U.S. Treasury Bonds, 1.25%, 5/15/50  58,715 30,679
U.S. Treasury Bonds, 1.375%, 11/15/40  89,210 56,913
U.S. Treasury Bonds, 1.375%, 8/15/50  119,290 64,435
U.S. Treasury Bonds, 1.625%, 11/15/50  122,110 70,576
U.S. Treasury Bonds, 1.75%, 8/15/41  134,590 90,386
U.S. Treasury Bonds, 1.875%, 2/15/41  276,150 191,493
U.S. Treasury Bonds, 1.875%, 2/15/51  95,309 58,779
U.S. Treasury Bonds, 1.875%, 11/15/51  157,100 96,494
U.S. Treasury Bonds, 2.00%, 11/15/41  182,240 127,454
U.S. Treasury Bonds, 2.00%, 2/15/50  117,100 74,944
U.S. Treasury Bonds, 2.00%, 8/15/51  141,300 89,659
U.S. Treasury Bonds, 2.25%, 5/15/41  102,008 75,119
U.S. Treasury Bonds, 2.25%, 8/15/49  39,240 26,683
U.S. Treasury Bonds, 2.25%, 2/15/52  340,195 229,525
U.S. Treasury Bonds, 2.375%, 2/15/42  306,618 228,047
U.S. Treasury Bonds, 2.375%, 11/15/49  78,500 54,876
U.S. Treasury Bonds, 2.375%, 5/15/51  73,710 51,228
U.S. Treasury Bonds, 2.875%, 5/15/52  203,910 158,285
U.S. Treasury Bonds, 3.00%, 8/15/52  321,835 256,513
U.S. Treasury Bonds, 3.25%, 5/15/42  233,140 199,007

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.375%, 8/15/42  351,518 304,996
U.S. Treasury Bonds, 3.625%, 2/15/53  244,832 220,579
U.S. Treasury Bonds, 3.625%, 5/15/53  304,040 274,159
U.S. Treasury Bonds, 3.875%, 2/15/43  343,075 319,167
U.S. Treasury Bonds, 3.875%, 5/15/43  281,070 261,395
U.S. Treasury Bonds, 4.00%, 11/15/42 (2) 247,335 234,582
U.S. Treasury Bonds, 4.00%, 11/15/52  102,141 98,566
U.S. Treasury Bonds, 4.125%, 8/15/53  343,787 339,167
U.S. Treasury Bonds, 4.375%, 8/15/43  167,213 166,768
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $5,591,276) 4,653,410
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Treasury Reserve Fund, 5.38% (3)(4) 135,766 135,766
Total Short-Term Investments (Cost $135,766) 135,766
Total Investments in Securities 102.3%
(Cost $5,830,265) $ 4,891,832
Other Assets Less Liabilities (2.3)% (108,892)
Net Assets 100.0% $ 4,782,940
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $94,815 and represents 2.0% of net assets.
(2) At August 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(3) Seven-day yield
(4) Affiliated Companies
CMO Collateralized Mortgage Obligation
TBA To-Be-Announced

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
Exchange-Traded Options Written (0.0)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Call, 10/27/23 @
$112.00 855 94,932 (655)
U.S. Treasury 10-Year Notes Futures, Put, 10/27/23 @
$108.00 855 94,932 (240)
Total Options Written (Premiums $(853)) $ (895)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 647 U.S. Treasury Notes ten year contracts 12/23 (71,837) $ (618)
Long, 759 Ultra U.S. Treasury Bonds contracts 12/23 98,267 806
Long, 1,273 Ultra U.S. Treasury Notes ten year
contracts 12/23 147,807 87
Net payments (receipts) of variation margin to date (83)
Variation margin receivable (payable) on open futures contracts $ 192

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 5.38% $ — $ — $ 816++
Totals $ —# $ — $ 816+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Treasury Reserve
Fund, 5.38% $ 131,177  ¤  ¤ $ 135,766
Total $ 135,766^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $816 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $135,766.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Treasury Long-Term Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,756,066 $ — $ 4,756,066
Short-Term Investments 135,766 — — 135,766
Total Securities 135,766 4,756,066 — 4,891,832
Futures Contracts* 893 — — 893
Total $ 136,659 $ 4,756,066 $ — $ 4,892,725
Liabilities
Options Written $ 895 $ — $ — $ 895
Futures Contracts* 618 — — 618
Total $ 1,513 $ — $ — $ 1,513
1
Includes U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflect ed on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F67-054Q1 08/23